Earnings (loss) per share	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Earnings (loss) per share
NOTE 18—Earnings (loss) per share:
Basic earnings and loss per share are computed by dividing net income (loss) attributable to Teva’s ordinary shareholders by the weighted average number of ordinary shares outstanding, net of treasury shares.

Basic and diluted earnings (loss) per share attributable to Teva’s ordinary shareholders for the years ended December 31, 2025, 2024 and 2023 are calculated as follows:

	Years ended December 31,
	2025	2024	2023
	(In millions, except per share amounts)
Basic earnings (loss) attributable to Teva’s ordinary shareholders (numerator):
Net income (loss) attributable to Teva’s ordinary shareholders	$1,410	$(1,639)	$(559)

Shares (denominator):
Weighted average shares outstanding	1,145	1,131	1,119

Basic earnings (loss) attributable to Teva’s ordinary shareholders	$1.23	$(1.45)	$(0.50)

Diluted earnings (loss) attributable to Teva’s ordinary shareholders (numerator):
Net income (loss) attributable to Teva’s ordinary shareholders	$1,410	$(1,639)	$(559)

Shares (denominator):
Weighted average shares outstanding	1,145	1,131	1,119
Diluted effect of stock options, RSUs and PSUs	17	—	—
Total dilutive shares outstanding	1,163	1,131	1,119

Diluted earnings (loss) attributable to Teva’s ordinary shareholders	$1.21	$(1.45)	$(0.50)

In computing diluted earnings per share for the year ended December 31, 2025, basic earnings per share were adjusted to take into account the potential dilution that could occur upon the exercise of options and non-vested
RSUs and PSUs granted under employee stock compensation plans. No account was taken of the potential dilution that could occur upon the exercise of convertible senior debentures, since they had an anti-dilutive effect on earnings per share. Additionally, an amount of
27.2

million dilutive shares of ordinary shares from the conversion of outstanding stock options, RSUs and PSUs were excluded from the computation of diluted earnings per share attributable to Teva’s ordinary shareholders for the year ended December 31, 2025, as their effect would be anti-dilutive.
In computing diluted loss per share for the years ended December 31, 2024 and 2023, no account was taken of the potential dilution that could occur upon the exercise of options and non-vested
RSUs and PSUs granted under employee stock compensation plans, and convertible senior debentures, since they had an anti-dilutive effect on loss per share. Additionally, an amount of 52.1 million and
57.9
million dilutive shares of ordinary shares from the conversion of outstanding stock options, RSU’s and PSUs were excluded from the computation of diluted loss per share attributable to Teva’s ordinary shareholders for the years ended December 31, 2024 and 2023 respectively.